Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Lease receivables	$ 7,277	$ 7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$ 7,930	$ 8,239